Related-party Transactions (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related parties [member]
Dividends received	$ 668,228	$ 420,547	$ 307,481
Collection terms for sales [member]
Description of transactions with related party	30 to 55 days from the end of the month during which the invoice is issued.
Payment terms for purchases [member]
Description of transactions with related party	30 to 120 days
Collection terms for leasing [Member]
Description of transactions with related party	15 days from quarter-end